Organization and Operations	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization and Operations
1. Organization and Operations
Envirotech Vehicles, Inc. (“we,” “us,” “our” or the “Company”) is a provider of purpose-built zero-emission
electric vehicles focused on reducing the total cost of vehicle ownership and helping fleet operators unlock the benefits of green technology. The Company serves commercial and last-mile fleets, school districts, public and private transportation service companies and colleges and universities to meet the increasing demand for light to heavy-duty electric vehicles. The Company’s vehicles address the challenges of traditional fuel price cost instability and local, state and federal regulatory compliance.
On March 15, 2021, the Company completed its acquisition of Envirotech Drive Systems, Inc., a Delaware corporation (“EVTDS”), a supplier of zero-emission
trucks, cargo vans, chassis and other commercial vehicles. The transaction was completed in accordance with an Agreement and Plan of Merger, dated February 16, 2021 (the “Merger Agreement”), by and among the Company, EVTDS and EVT Acquisition Company, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”). See Note 3.
The Company was formerly known as ADOMANI, Inc. On May 26, 2021, the Company filed a Certificate of Amendment of Amended and Restated Certificate of Incorporation the Company with the Secretary of State of the State of Delaware to change its name from ADOMANI, Inc. to Envirotech Vehicles, Inc., effective as of May 26, 2021.

ADOMANI, INC. [Member]
Organization and Operations
1. Organization and Operations
ADOMANI, Inc. (“we”, “us”, “our” or the “Company”) is a provider of new purpose-built zero-emission
electric vehicles focused on total cost of ownership. We are also a provider of advanced zero-emission
electric drivetrain systems for integration in new buses and medium to heavy-duty commercial fleet vehicles. The Company also provides re-power
conversion kits to replace conventional drivetrain systems for combustion powered vehicles with zero-emission
electric drivetrain systems. The Company’s vehicles and drivetrain systems are designed to help fleet operators unlock the benefits of green technology and address the challenges of local, state and federal regulatory compliance and traditional-fuel price cost instability.